Net Loss Per Share (Details Narrative) (10-Q) - shares	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Earnings Per Share [Abstract]
Number of antidilutive shares	10,719,394	23,178,331	10,619,394	8,679,374